Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss), net of tax	Treasury stock	Non-redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity	Cumulative Effect, Period Of Adoption, Adjustment	Cumulative Effect, Period Of Adoption, Adjustment Retained earnings	Cumulative Effect, Period Of Adoption, Adjustment Accumulated other comprehensive (loss), net of tax	Cumulative Effect, Period of Adoption, Adjusted Balance	Cumulative Effect, Period of Adoption, Adjusted Balance Preferred stock	Cumulative Effect, Period of Adoption, Adjusted Balance Common stock	Cumulative Effect, Period of Adoption, Adjusted Balance Additional paid-in capital	Cumulative Effect, Period of Adoption, Adjusted Balance Retained earnings	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated other comprehensive (loss), net of tax	Cumulative Effect, Period of Adoption, Adjusted Balance Treasury stock	Cumulative Effect, Period of Adoption, Adjusted Balance Non-redeemable noncontrolling interests of consolidated investment management funds	Cumulative Effect, Period of Adoption, Adjusted Balance Redeemable non- controlling interests/ temporary equity
Beginning balance at Dec. 31, 2019		$ 41,585	[1]	$ 3,542	$ 14	$ 27,515	$ 31,894	$ (2,638)	$ (18,844)	$ 102	$ 143	$ 40	$ 45	$ (5)	$ 41,625	$ 3,542	$ 14	$ 27,515	$ 31,939	$ (2,643)	$ (18,844)	$ 102	$ 143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											80
Redemption of subsidiary shares from noncontrolling interests											(31)
Other net changes in noncontrolling interests		44				12				32	(18)
Net income		3,626					3,617			9
Other comprehensive income		1,654						1,654
Other comprehensive (loss)		1,658						1,658
Other comprehensive income (loss) attributable to noncontrolling interests		2									2
Dividends:
Common stock	[2]	(1,117)					(1,117)
Preferred stock		(179)					(179)
Preferred stock		(194)
Repurchase of common stock		(989)							(989)
Common stock issued under employee benefit plans		26				26
Preferred stock redemption		(583)		(583)
Preferred stock issued		1,567		1,567
Stock awards and options exercised		270				270
Amortization of preferred stock discount		0		15			(15)
Other		0					(4)	4
Ending balance at Dec. 31, 2020		45,944	[1],[3]	4,541	14	27,823	34,241	(985)	(19,833)	143	176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											48
Redemption of subsidiary shares from noncontrolling interests											(94)
Other net changes in noncontrolling interests		5				(36)				41	29
Net income		3,771					3,759			12
Other comprehensive (loss)		(1,228)						(1,228)
Other comprehensive income (loss) attributable to noncontrolling interests		2									2
Dividends:
Common stock	[4]	(1,126)					(1,126)
Preferred stock		(197)					(197)
Preferred stock		(207)
Repurchase of common stock		(4,567)							(4,567)
Common stock issued under employee benefit plans		18				18
Preferred stock redemption		(1,000)		(1,000)
Preferred stock issued		1,287		1,287
Stock awards and options exercised		323				323
Amortization of preferred stock discount		0		10			(10)
Ending balance at Dec. 31, 2021		43,230	[3],[5]	4,838	14	28,128	36,667	(2,213)	(24,400)	196	161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests											31
Redemption of subsidiary shares from noncontrolling interests											(31)
Other net changes in noncontrolling interests		(132)				44				(176)	(37)
Net income		2,560					2,573			(13)
Other comprehensive (loss)		(3,753)						(3,753)
Other comprehensive income (loss) attributable to noncontrolling interests		(13)									(13)
Dividends:
Common stock	[6]	(1,165)					(1,165)
Preferred stock		(211)					(211)
Repurchase of common stock		(124)							(124)
Common stock issued under employee benefit plans		20				20
Stock awards and options exercised		316				316
Other		0									(2)
Ending balance at Dec. 31, 2022		$ 40,741	[5]	$ 4,838	$ 14	$ 28,508	$ 37,864	$ (5,966)	$ (24,524)	$ 7	$ 109

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.
[2]	Includes dividend-equivalents on share-based awards.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.
[4]	Includes dividend-equivalents on share-based awards.
[5]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,196 million at Dec. 31, 2021 and $35,896 million at Dec. 31, 2022.
[6]	Includes dividend-equivalents on share-based awards